Organization and Principal Activities (Details) - $ / shares		1 Months Ended	6 Months Ended
	Feb. 09, 2021	Feb. 19, 2021	Dec. 31, 2021	Nov. 18, 2021	Dec. 31, 2020	Apr. 30, 2020	Mar. 30, 2020
Organization and Principal Activities (Details) [Line Items]
Percentage of shares							93.55%
Owns equity interests			100.00%
Non-controlling interests	6.45%
WFOE gained		100.00%
Shenzhen Jam box Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage				60.00%
HIT [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage				20.00%
Investor [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage				20.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Non-controlling shareholders (in Shares)	1,065,089
Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001